Income tax (Details Textual) - ARS ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 27, 2017	Jun. 30, 2020	Jun. 30, 2019
Income tax (Textual)
Dividends, description		(i) dividends originated from profits obtained before fiscal year ending June 30, 2018 will not be subject to withholding tax; (ii) dividends derived from profits generated during fiscal years of the Company ending June 30, 2019 and 2020 paid to argentine individuals and/or foreign residents, will be subject to a 7% withholding tax; and (iii) dividends originated from profits obtained during fiscal year ending June 30, 2021 onward will be subject to withholding tax at a rate of 13%.
Corporate income tax, percentage			1.00%
Revaluation of assets, description		(i) 8% for real estate not classified as inventories, (ii) 15% for real estate classified as inventories, (iii) 5% for shares, quotas and equity interests owned by individuals and (iv) 10% for the rest of the assets. Once the option is exercised for a particular asset, all other assets in the same category must be revalued.
Tax inflation adjustment, description		Law 27,430 establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than 100%, or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year.
Deferred income tax assets (tax loss carry forwards)			$ 456,299	$ 332,739
Deferred income tax liabilities			90	86
Deferred liability			$ 906	$ 938
Argentina [Member]
Income tax (Textual)
Tax loss carry forwards expiration			5 years
Uruguay [Member]
Income tax (Textual)
Tax loss carry forwards expiration			5 years
Bolivia
Income tax (Textual)
Tax loss carry forwards expiration			3 years
Brazil
Income tax (Textual)
Tax loss carry forwards expiration			In Brazil, the taxable profit for each year can only be reduced by tax losses up to a maximum of 30%
Bottom Of Range [Member]
Income tax (Textual)
Corporate income tax, percentage	21.00%		25.00%
Top Of Range [Member]
Income tax (Textual)
Corporate income tax, percentage	35.00%		30.00%